UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Davis-Dinsmore Management Company
Address:  65 Madison Avenue
          Suite 550
          Morristown, NJ  07960

13F File Number:   28-5466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Levine
Title: Treasurer
Phone: 973-631-1177
Signature,	Place,			and Date of Signing:

Gary Levine	Morristown, New Jersey	May 5, 1999

Report Type:	(Check only one.):

[ X]		13F HOLDINGS REPORT

[  ]		13F NOTICE

[  ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Entry Total:	$194,705

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SmithKline Beecham plc common  COM              832378301     2294    32080 SH       DEFINED 01              32080
Dollar General STRYPES Trust 8 PRD              256678103     2742    65000 SH       DEFINED 01              65000
Estee Lauder 6.25% TRACES-2    PRD              518438205     1571    17400 SH       DEFINED 01              17400
Houston Industries, Inc. 7% 20 PRD              442161204     6989    58000 SH       DEFINED 01              58000
Jefferson-Pilot Corp.  7.25% 2 PRD              475070207     4750    40600 SH       DEFINED 01              40600
MediaOne, Inc. PIES-a 6.25% 20 PRD              58440J401     2482    30000 SH       DEFINED 01              30000
Monsanto Co., Inc. 6.5% 2001 A PRD              611662305      930    20000 SH       DEFINED 01              20000
NISOURCE, Inc. PIES-b 7.75% 20 PRD              65473P303     2020    40000 SH       DEFINED 01              40000
Ralston Purina Co. 7% 2000 SAI PRD              751277401     2700    60000 SH       DEFINED 01              60000
Texas Utilities Co. 9.25% FELI PRD              882848203      533    10000 SH       DEFINED 01              10000
Times Mirror Co. 4.25% 2001 PE PRD              887364503     3125    27000 SH       DEFINED 01              27000
Tribune Co. DECS 6.25% 2001 (T PRD              896047206     2062    75000 SH       DEFINED 01              75000
WBK Trust 10% STRYPES 144A     PRD              929229102     4436   130000 SH       DEFINED 01             130000
American General Delaware, LLC PRD              02637G200     2327    26000 SH       DEFINED 01              26000
Avado Financing 7% cv. A pfd.  PRD              05336Q304      609    20000 SH       DEFINED 01              20000
Avado Financing 7% cv. A pfd.  PRD              05336Q205      304    10000 SH       DEFINED 01              10000
CNB Capital Trust 6% SPuRS     PRD              12613G207     2575   100000 SH       DEFINED 01             100000
Chancellor Media Corp. 7% cv.  PRD              158915306     2640    20000 SH       DEFINED 01              20000
Comcast Corp. 3.35% exch. (AT& PRD              200300408     3923    49000 SH       DEFINED 01              49000
Fleetwood Capital Trust 6% cv. PRD              339072209     3420    80000 SH       DEFINED 01              80000
Frontier Financing Trust cv. p PRD              35907U103     1560    40000 SH       DEFINED 01              40000
Globalstar Telecomm Ltd. 8% cv PRD              379364508     2370    60000 SH       DEFINED 01              60000
National Australia Bank Ltd. 7 PRD              632525309     2505    80000 SH       DEFINED 01              80000
Newell Financial Trust I 5 1/4 PRD              651195208     1967    35000 SH       DEFINED 01              35000
News Corporation Exchange Trus PRD              652485202     1800    20000 SH       DEFINED 01              20000
Nextel Communications, Inc. 0% PRD              65332V806     4442   115000 SH       DEFINED 01             115000
Triathlon Broadcasting Pfd1/10 PRD              89589P304     1069   100000 SH       DEFINED 01             100000
AES Corp. cv. jr. sub. deb.    CNV              00130HAN5     3351  3500000 PRN      DEFINED 01            3500000
Affiliated Computer Services,  CNV              008190AC4     1257  1000000 PRN      DEFINED 01            1000000
Amazon.com, Inc. cv. sub. note CNV              023135AD8     1264  1000000 PRN      DEFINED 01            1000000
American Express Credit Corp.  CNV              025818CJ2     2563  2200000 PRN      DEFINED 01            2200000
American International Group c CNV              02687QAH1     1435  1000000 PRN      DEFINED 01            1000000
At Home Corp. cv. sub. deb. 14 CNV              045919AA5     1045  1000000 PRN      DEFINED 01            1000000
BankAtlantic Bancorp cv. sub.  CNV              065908AC9     3083  3830000 PRN      DEFINED 01            3830000
Bear Stearns Cos., Inc. medium CNV              07383PCN4     3880  4000000 PRN      DEFINED 01            4000000
Bell Atlantic Financial Servic CNV              07785GAC4     2187  2000000 PRN      DEFINED 01            2000000
Bell Atlantic Financial Servic CNV              07785GAB6     6307  6000000 PRN      DEFINED 01            6000000
Citrix Systems, Inc. cv. sub.  CNV              177376AA8      687  2000000 PRN      DEFINED 01            2000000
Clear Channel Communications,  CNV              184502AB8     3709  3000000 PRN      DEFINED 01            3000000
Costco Companies, Inc. cv. sub CNV              22160QAA0     2122  2000000 PRN      DEFINED 01            2000000
Costco Companies, Inc. cv. sub CNV              22160QAC6     1061  1000000 PRN      DEFINED 01            1000000
Credit Suisse First Boston Cor CNV              2254C0AM1     3019  3000000 PRN      DEFINED 01            3000000
Credit Suisse First Boston Cor CNV              2254C0AF4     3850  3400000 PRN      DEFINED 01            3400000
Credit Suisse First Boston Cor CNV              2254C0AE7     2319  2500000 PRN      DEFINED 01            2500000
Deutsche Bank Finance N.V. cv. CNV              25152QAB1     1122  1000000 PRN      DEFINED 01            1000000
Diamond Offshore Drilling Inc. CNV              25271CAA0     1553  1500000 PRN      DEFINED 01            1500000
DoubleClick, Inc. cv. sub. not CNV              258609AA4      627   500000 PRN      DEFINED 01             500000
Elan Finance Corp. Ltd. liquid CNV              284129AA1     3465  6000000 PRN      DEFINED 01            6000000
Genzyme Corp. cv. sub. notes 1 CNV              372917AE4     1449  1000000 PRN      DEFINED 01            1000000
HealthSouth Corp. cv. sub. not CNV              421924AD3     1625  2000000 PRN      DEFINED 01            2000000
HealthSouth Corp. cv. sub. not CNV              421924AF8      406   500000 PRN      DEFINED 01             500000
Hewlett-Packard Co., Inc. liqu CNV              428236AA1     2791  5000000 PRN      DEFINED 01            5000000
Home Depot, Inc. cv. sub. note CNV              437076AE2     8130  3000000 PRN      DEFINED 01            3000000
Imax Corp. cv. sub. notes 144A CNV              45245EAC3     2140  2000000 PRN      DEFINED 01            2000000
Interim Services Inc. cv. sub. CNV              45868PAA8     1544  2000000 PRN      DEFINED 01            2000000
Interpublic Group Cos., Inc. c CNV              460690AD2     2266  2000000 PRN      DEFINED 01            2000000
LSI Logic Corp. cv. sub. notes CNV              502161AB8      601   500000 PRN      DEFINED 01             500000
Merrill Lynch (NOVN) euro. med CNV              VV3086202     1705  1800000 PRN      DEFINED 01            1800000
Morgan Stanley Dean Witter Dis CNV              617446AX7     3340  3500000 PRN      DEFINED 01            3500000
Morgan Stanley Dean Witter Dis CNV              61745HAA2     4020  2000000 PRN      DEFINED 01            2000000
NTL, Inc. cv. sub. notes 144A  CNV              629407AK3     4549  3000000 PRN      DEFINED 01            3000000
NatWest Markets exch. trust se CNV              639059AA2     6887  2500000 PRN      DEFINED 01            2500000
National Data Corp. cv. sub. n CNV              635621AA3     3629  3500000 PRN      DEFINED 01            3500000
Orbital Sciences Corp. cv. sub CNV              685564AB2      826   700000 PRN      DEFINED 01             700000
Orbital Sciences Corp. cv. sub CNV              685564AC0      295   250000 PRN      DEFINED 01             250000
Penn Treaty American Corp. cv. CNV              707874AA1     2887  2750000 PRN      DEFINED 01            2750000
Penn Treaty American Corp. cv. CNV              707874AC7      787   750000 PRN      DEFINED 01             750000
Republic National Bank of NY c CNV              76067UAE3     2470  2000000 PRN      DEFINED 01            2000000
Rite Aid Corp. cv. sub. notes  CNV              767754AK0     1330  1300000 PRN      DEFINED 01            1300000
Robbins & Myers Inc. cv. sub.  CNV              770196AA1     1986  2270000 PRN      DEFINED 01            2270000
Roche Holdings, Inc. liquid yi CNV              771196AC6     3162  5000000 PRN      DEFINED 01            5000000
Sepracor, Inc. cv. notes 144A  CNV              817315AF1     2332  2000000 PRN      DEFINED 01            2000000
Simula, Inc. sr. cv. sub. note CNV              829206AB7     1461  1750000 PRN      DEFINED 01            1750000
Spacehab, Inc. cv. sub. notes  CNV              846243AA1     1096  1405000 PRN      DEFINED 01            1405000
Sportsline USA, Inc. cv. sub.  CNV              848934AA3      688   750000 PRN      DEFINED 01             750000
Swiss Life Financial Ltd. cv.  CNV              870883AA3     2295  2000000 PRN      DEFINED 01            2000000
Swiss Life Financial Ltd. cv.  CNV              870883AB1     1990  2000000 PRN      DEFINED 01            2000000
Synoptics Communications, Inc. CNV              871609AA1     1635  1500000 PRN      DEFINED 01            1500000
U.S. Filter Corp. cv. sub. not CNV              911843AF7     2356  2400000 PRN      DEFINED 01            2400000
VLSI Technology, Inc. cv. sub. CNV              918270AB5     2205  2250000 PRN      DEFINED 01            2250000
Xerox Credit Corp. medium term CNV              983931BG0     1762  1500000 PRN      DEFINED 01            1500000